Debt - Additional Information (Details) € in Millions, $ in Millions					7 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 12, 2019 USD ($)	Jun. 05, 2019 USD ($)	Dec. 10, 2012 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	May 31, 2019 USD ($) payment	Jun. 30, 2016 USD ($)	Nov. 30, 2012 USD ($)
Disclosure Of Borrowings [Line Items]
Proceeds from borrowings, classified as financing activities						$ 494,000,000	$ 0
Borrowings	$ 479,732,000				$ 479,732,000	479,732,000	595,977,000
Restricted cash released						10,700,000
Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Notional amount			$ 300,000,000
Borrowings, issuance percentage			98.00%
Notes issued coupon rate (as a percent)			9.50%
Proceeds from borrowings, classified as financing activities			$ 287,100,000			294,000,000
Borrowings	287,568,000				287,568,000	287,568,000	0
Revolving credit facility
Disclosure Of Borrowings [Line Items]
Notional amount										$ 250,000,000		$ 375,000,000
Borrowings	64,500,000				$ 64,500,000	$ 64,500,000		$ 0.4	€ 57.6
Restricted cash released	$ 10,700,000
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	1.8333%				1.8333%	1.8333%		1.8333%	1.8333%
Loan undrawn standby fee (as a percent)	0.6875%
Current prepaid expenses	$ 2,865,000				$ 2,865,000	$ 2,865,000	749,000
Revolving credit facility | Amended and restated credit agreement
Disclosure Of Borrowings [Line Items]
Notional amount											$ 250,000,000
Additional borrowing capacity											$ 100,000,000
Senior Secured Credit Facility
Disclosure Of Borrowings [Line Items]
Notional amount										450,000,000
Term loan
Disclosure Of Borrowings [Line Items]
Notional amount	200,000,000				200,000,000	200,000,000				$ 200,000,000
Proceeds from borrowings, classified as financing activities						200,000,000
Borrowings	$ 197,761,000				$ 197,761,000	$ 197,761,000	0
Number of payments on borrowings | payment										6
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.75%				2.75%	2.75%		2.75%	2.75%
Senior notes
Disclosure Of Borrowings [Line Items]
Notional amount				$ 600,000,000
Notes issued coupon rate (as a percent)	9.50%			6.125%	9.50%	9.50%		9.50%	9.50%
Borrowings maturity date				Dec. 15, 2020
Payments for accrued interest		$ 18,069,000
Interest and financing costs incurred		$ 3,035,000
Original issue discount | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Borrowings			6,000,000
Commission payment and certain transaction costs | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Borrowings			6,903,000
Transaction costs | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Borrowings			$ 2,681,000
Transaction costs | Term loan
Disclosure Of Borrowings [Line Items]
Borrowings										$ 2,666,000
Fees | Revolving credit facility
Disclosure Of Borrowings [Line Items]
Borrowings										3,333,000
Unamortized deferred financing costs | Revolving credit facility
Disclosure Of Borrowings [Line Items]
Borrowings										$ 524,000
Top of range | Revolving credit facility
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.25%				2.25%	2.25%		2.25%	2.25%
Top of range | Term loan
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.25%				2.25%	2.25%		2.25%	2.25%
Bottom of range | Revolving credit facility
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	3.25%				3.25%	3.25%		3.25%	3.25%
Bottom of range | Term loan
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	3.25%				3.25%	3.25%		3.25%	3.25%
Prior to December 1, 2021 | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Percentage of aggregate principal amount of borrowings (as a percent)			100.00%
Premium percentage of principal amount of borrowings (as a percent)			1.00%
Borrowings, additional basis points			0.50%
Percentage of original principal amount of borrowings (as a percent)			35.00%
Redemption percentage of aggregate principal amount of borrowings (as a percent)			109.50%
December 1, 2021 | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)			107.125%
After December 1, 2022 | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)			100.00%
Fair value
Disclosure Of Borrowings [Line Items]
Derivative financial assets	$ 5,597,000				$ 5,597,000	$ 5,597,000	$ 0
Fair value | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Notional amount	324,000,000				324,000,000	324,000,000
Derivative financial assets			$ 1,373,000
Gains on change in fair value of derivatives					4,224,000
Fair value | Term loan
Disclosure Of Borrowings [Line Items]
Borrowings	$ 200,000,000				$ 200,000,000	$ 200,000,000